PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Property and equipment, net
Less: accumulated depreciation and amortization	$ 69,630	$ 53,309
Property and equipment, net	130,170	105,022
Depreciation expenses	19,625	14,691	$ 8,874
Medical equipment
Property and equipment, net
Property and equipment, gross	100,514	77,095
Leasehold improvements
Property and equipment, net
Property and equipment, gross	67,542	55,242
Computer equipment and application software
Property and equipment, net
Property and equipment, gross	15,740	11,734
Furniture and fixtures
Property and equipment, net
Property and equipment, gross	10,557	8,380
Motor vehicles
Property and equipment, net
Property and equipment, gross	1,389	944
Construction in progress
Property and equipment, net
Property and equipment, gross	$ 4,058	$ 4,936